UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

DUPREE MUTUAL FUNDS 125 South Mill Street, Vince Center, Suite 100 Lexington

KY 40507

(Name and address of agent for service)

Registrant’s telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
21.52% of Net Assets
Morgan County AL Board of Education Capital Outlay Warrants	5.000%	03/01/2035	AA-*	$1,050,000	$1,166,540
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2/A*	615,000	679,040
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3/AA*	505,000	553,899
Jasper AL Warrants	5.000	03/01/2032	A2/AA*	450,000	503,704
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3/AA*	285,000	315,404
Shelby County AL Board of Education Special Tax School Warrats	5.000	02/01/2025	Aa3/A+*	300,000	304,671
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	286,679
Alabaster AL Board of Education Special Tax Warrants	5.000	09/01/2039	A1/AA*	250,000	277,500
Troy AL Public Educational Building Authority Educational	5.250	12/01/2036	A2/AA*	225,000	254,007
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	219,836
Mobile AL Public Education Building Authority	5.000	03/01/2033	A3/AA*/AA-@	200,000	215,182
Opelika AL Warrants	5.000	11/01/2031	Aa2/AA*	150,000	171,776
Montgomery County AL Board of Education Capital Outlay School Warrants	5.000	09/01/2039	AA*	150,000	165,705
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3/AA*	100,000	110,756
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	NR	100,000	102,831
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	NR	95,000	98,402
Phenix City AL School Warrants	5.000	08/01/2024	AA-*	80,000	84,378
Montgomery AL Warrants	5.000	03/01/2028	Aa1/AA*	35,000	36,927

					5,547,237
PREREFUNDED BONDS
17.87’% of Net Assets
AL State Public School & College Authority Capital Improvement	5.000	12/01/2025	Aa1/AA*	640,000	699,142
Auburn University AL General Fee Revenue	5.000	06/01/2038	Aa2/AA*	600,000	643,890
Auburn University AL General Fee Revenue	5.000	06/01/2033	Aa2/AA*	420,000	450,723
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA*	375,000	422,273
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	NR	330,000	379,002
University of AL General Revenue	5.000	07/01/2028	Aa2/AA-*	325,000	336,525
Auburn University AL General Fee Revenue	5.000	06/01/2027	Aa2/AA*	300,000	321,840
West Morgan - East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	A2/AA*	150,000	163,665
Montgomery AL Warrants	5.000	03/01/2028	Aa1	140,000	148,837
AL State Public School & College Authority Refinancing	5.000	05/01/2024	Aa1/AA*/AA+@	125,000	142,379
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA-*	130,000	138,727
Phenix City AL School Warrants	5.000	02/01/2017	NR	120,000	127,181
Albertville AL Warrants	5.000	02/01/2035	AA*	110,000	124,555
AL State Public School & College Authority Capital Improvement	5.000	12/01/2024	Aa1/AA*	100,000	109,241
Montgomery County AL Public Building Authority	5.000	03/01/2031	Aa2/AA-*	105,000	107,090
Montgomery County AL Public Building Authority	5.000	03/01/2031	Aa2	70,000	71,414
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA-*	65,000	69,364
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	54,021
Oxford AL Warrants	5.000	10/01/2036	Aa2	50,000	50,507
Auburn University AL General Fee Revenue	5.000	06/01/2032	Aa2/AA*	45,000	46,407

					4,606,783
MUNICIPAL UTILITY REVENUE BONDS
16.98% of Net Assets
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2038	Aa2/AA*	550,000	609,098
Jasper AL Waterworks and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	514,250
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	A1/AA*	400,000	426,316
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	A+*	300,000	336,426
Huntsville AL Water Systems Revenue Bonds	5.000	11/01/2033	Aa1/AAA*	300,000	325,893
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	A+*	250,000	291,095
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AA*	250,000	276,998
West Morgan East Lawrence AL Water & Sewer	4.850	08/15/2035	AA*	250,000	267,425
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2/AA*	215,000	228,951
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3/AA*/A-@	150,000	165,038
Cullman County AL Water Revenue	5.000	05/01/2021	A3/AA-*	125,000	125,418
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	AA-*	100,000	112,839
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	109,930
Bessemer AL Governmental Utility Services Water Supply	4.750	06/01/2033	A2	100,000	104,929
Phenix City AL Water and Sewer	5.000	08/15/2034	A3/AA*/AA-@	90,000	98,923
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2026	Aa2/AA*	80,000	91,565
Tallassee AL Water Gas and Sewer Warrants	5.125	05/01/2036	A2/AA*	75,000	81,880
West Morgan East Lawrence AL Water & Sewer	4.750	08/15/2030	AA*	75,000	80,557
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3/A+*	70,000	78,629
Limestone County AL Water & Sewer Authority	5.000	12/01/2029	A+*	50,000	50,676

					4,376,836
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.33% of Net Assets
University of South AL University Revenues Facilities	5.000	08/01/2029	Aa1/AA+*	550,000	600,837
Tuscaloosa AL Public Education Building Authority Student Housing	6.750	07/01/2033	AA*	495,000	561,503
AL State Private Colleges & Universities Tuskegee University	4.750	09/01/2026	AA*	500,000	503,495
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AA*	450,000	494,424
Troy University AL Facilities Revenue	5.000	11/01/2028	A1/AA*	250,000	287,335
Tuscaloosa AL Public Education Building Authority Student Housing	6.375	07/01/2028	AA*	250,000	282,810
University of Alabama General Revenue	5.000	07/01/2034	Aa2/AA-*	250,000	273,008
University of AL Birmingham	5.000	10/01/2037	Aa2/AA-*	225,000	252,551
Auburn University General Fee Revenue	5.000	06/01/2036	Aa2/AA-*	150,000	166,271
University South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1/AA+*	105,000	109,883
University of South AL University Revenues Facilities	4.750	08/01/2033	Aa1/AA+*	100,000	108,003
Auburn University General Fee Revenue	5.000	06/01/2022	Aa2/AA-*	50,000	55,577

					3,695,697

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets September 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
13.00% of Net Assets
Trussville AL Warrants	5.000%	10/01/2039	Aa2/AA+*	$1,220,000	$1,358,470
Anniston AL Public Building Authority	5.000	03/01/2032	A2/AA*	400,000	438,684
Montgomery AL Warrants	5.000	02/01/2030	A1/AA*	300,000	337,062
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	279,738
Lowndes County AL Warrants	5.250	02/01/2037	A2/AA*	250,000	277,015
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	245,000	259,090
Anniston AL Public Building Authority Revenue	5.500	05/01/2033	AA-*	200,000	229,674
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	110,000	115,565
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	57,323

					3,352,621
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.35% of Net Assets
Madison AL Warrants	5.000	04/01/2035	Aa2/AA+*	350,000	397,278
Mobile AL Refunding Warrants	5.000	02/15/2027	Aa2/A+*	335,000	375,676
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1/AA+*	300,000	343,389
Jasper AL Warrants	5.000	03/01/2031	A2/AA*	250,000	281,210
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA+*	250,000	255,848
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1/AA+*	175,000	192,845
Tuscaloosa AL Warrants	5.125	01/01/2039	Aa1/AA+*	150,000	165,885
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA-*	125,000	140,829

					2,152,960
REFUNDING BONDS
5.19% of Net Assets
Northport AL Warrants	5.000	08/01/2040	AA-*	735,000	813,432
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1/AA+*	350,000	402,756
Enterprise AL Warrants	4.500	11/01/2032	Aa3/AA-*	115,000	122,010

					1,338,198
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.46% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	115,000	119,508

INDUSTRIAL REVENUE/POLLUTION CONTROL BONDS
.10% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A*	25,000	25,001

Total Investments 97.80% of Net Assets (cost $23,926,446) (See (a) below for further explanation)					$25,214,841

Other assets in excess of liabilities 2.20%					566,321

Net Assets 100%					$25,781,162

NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $23,926,308 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,308,000
Unrealized depreciation	(19,467)

Net unrealized appreciation	$1,288,533

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	25,214,841
Level 3	Significant Unobservable Inputs	—

$25,214,841

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
24.62% of Net Assets
KY State Property & Building #90	5.500%	11/01/2028	Aa3/A*/A+@	$24,805,000	$27,921,984
KY State Property & Building #93	5.250	02/01/2029	Aa3/AA*/A+@	22,640,000	25,235,450
KY State Property & Building #89	5.000	11/01/2026	Aa3/AA*/A+@	13,390,000	14,862,231
KY State Property & Building #93	5.250	02/01/2028	Aa3/AA*/A+@	10,500,000	11,714,535
KY State Property & Building #100	5.000	08/01/2030	Aa3/A*/A+@	9,980,000	11,472,908
KY State Property & Building #108	5.000	08/01/2032	Aa3/A*/A+@	8,820,000	10,102,163
KY State Property & Building #108	5.000	08/01/2031	Aa3/A*/A+@	8,290,000	9,600,981
KY State Property & Building #106	5.000	10/01/2030	Aa3/A*/A+@	7,165,000	8,216,249
Ky State Property & Building #93	5.250	02/01/2025	Aa3/AA*/A+@	7,250,000	8,156,540
KY State Property & Building #106	5.000	10/01/2032	Aa3/A*/A+@	6,275,000	7,142,833
KY State Property & Building #88	4.750	11/01/2027	Aa3/AA-*/A+@	5,800,000	6,211,684
KY State Property & Building #108	5.000	08/01/2033	Aa3/A*/A+@	5,270,000	6,012,280
KY State Property & Building #100	5.000	08/01/2031	Aa3/A*/A+@	5,100,000	5,850,873
KY State Property & Building #108	5.000	08/01/2030	Aa3/A*/A+@	5,000,000	5,809,100
KY State Property & Building #106	5.000	10/01/2031	Aa3/A*/A+@	4,910,000	5,611,541
KY State Property & Building #108	5.000	08/01/2034	Aa3/A*/A+@	4,900,000	5,568,115
KY State Property & Building #96	5.000	11/01/2029	Aa3/A*/A+@	5,000,000	5,564,850
KY State Property & Building #89	5.000	11/01/2025	Aa3/AA*/A+@	5,000,000	5,553,000
Ky State Property & Building #106	5.000	10/01/2033	Aa3/A*/A+@	4,870,000	5,528,716
KY State Property & Building #89	5.000	11/01/2027	Aa3/AA*/A+@	4,900,000	5,409,012
KY State Property & Building #83	5.000	10/01/2017	Aa3/A*/A+@	5,000,000	5,401,800
KY State Property & Building #106	5.000	10/01/2029	Aa3/A*/A+@	4,130,000	4,758,214
KY State Property & Building #100	5.000	08/01/2028	Aa3/A*/A+@	4,000,000	4,605,440
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,195,270
KY State Property & Building #108	5.000	08/01/2028	Aa3/A*/A+@	2,670,000	3,136,743
KY State Property & Building #100	5.000	08/01/2029	Aa3/A*/A+@	2,500,000	2,876,925
KY State Property & Building #98	5.000	08/01/2021	Aa3/A*/A+@	2,505,000	2,875,865
KY State Property & Building #105	4.750	04/01/2033	A1/A*/A@	2,310,000	2,522,982
KY State Property & Building #105	4.750	04/01/2032	A1/A*/A@	2,205,000	2,409,823
KY State Property & Building #100	5.000	08/01/2026	Aa3/A*/A+@	2,000,000	2,321,720
KY State Property & Building #105	4.750	04/01/2031	A1/A*/A@	2,110,000	2,314,818
KY State Property & Building #100	5.000	08/01/2027	Aa3/A*/A+@	1,710,000	1,981,001
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2/AA*	1,685,000	1,955,443
KY State Property & Building #76	5.500	08/01/2021	Aa3/A*/A+@	1,400,000	1,676,276
KY State Property & Building #90	5.375	11/01/2023	Aa3/A*/A+@	1,200,000	1,352,496
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,303,547
KY State Property & Building #108	5.000	08/01/2026	Aa3/A*/A+@	955,000	1,138,140
KY Association of Counties	5.000	02/01/2032	AA-*	1,000,000	1,120,930
KY Association of Counties	5.000	02/01/2035	AA-*	995,000	1,112,430
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2/AA*	820,000	975,693
KY Association of Counties	5.000	02/01/2030	AA-*	625,000	702,100
KY State Property & Building #93	5.000	02/01/2029	Aa3/AA*/A+@	500,000	552,425
KY State Property & Building #93	4.875	02/01/2028	Aa3/AA*/A+@	500,000	546,495
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2/AA*	345,000	407,404
KY State Property & Building #87	5.000	03/01/2025	Aa3/AA-*	270,000	285,617
KY State Property & Building #91	5.750	04/01/2029	A1/A*/A@	210,000	232,499
KY State Property & Building #87	5.000	03/01/2026	Aa3/AA-*	170,000	179,733
KY State Property & Building #87	5.000	03/01/2027	Aa3/AA-*	165,000	174,205
KY State Property & Building #87	5.000	03/01/2023	Aa3/AA-*	95,000	100,620
KY State Property & Building #87	5.000	03/01/2019	Aa3/AA-*	35,000	37,127
KY State Property & Building #87	5.000	03/01/2022	Aa3/AA-*	30,000	31,788

					243,830,614
MUNICIPAL UTILITY REVENUE BONDS
12.77% of Net Assets
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3/AA*/AA-@	27,730,000	31,626,620
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2037	Aa2/AA*	11,220,000	11,913,620
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*	7,000,000	7,616,630
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*	5,185,000	5,692,560
Northern Ky Water District	5.000	02/01/2027	Aa3	4,315,000	4,951,549
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2032	Aa3/AA*/AA-@	4,590,000	4,707,871
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2/AA*	4,385,000	4,705,763
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2/AA*	4,175,000	4,481,195
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,973,370
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA-@	3,270,000	3,366,923
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	3,230,000	3,324,090
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3/AA*	2,865,000	3,291,856
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3/AA*	2,795,000	3,126,012
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*	2,500,000	2,869,225
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa/AAA*/AAA@	2,500,000	2,864,825
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3/AA*/AA-@	2,465,000	2,811,333
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa2/AA*	2,395,000	2,570,649
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3/AA*	2,245,000	2,516,533
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3/AA*	2,230,000	2,510,980
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,282,820
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	2,000,000	2,050,460
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,810,863
Kentucky Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,242,900
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,151,950
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,148,410
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,134,630
Kentucky Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	997,902
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	934,298
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	899,864

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Frankfort KY Electric & Water	4.750%	12/01/2036	AA*	$760,000	$854,225
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	819,816
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	789,458
Owensboro KY Water Revenue	5.000	09/15/2025	A1	545,000	602,999
KY Rural Water Finance Corporation	5.125	02/01/2035	A+*	525,000	573,599
KY Rural Water Financing Corporation	5.375	02/01/2020	A+*	295,000	295,864

					126,511,662
PREREFUNDED BONDS
12.74% of Net Assets
KY State Property & Building #87	5.000	03/01/2025	Aa3/AA-*	14,565,000	15,488,712
Louisville & Jefferson County Waterworks	5.000	11/15/2031	Aaa/AAA*	10,695,000	11,246,648
KY State Property & Building #87	5.000	03/01/2027	Aa3/AA-*	10,125,000	10,767,128
KY State Property & Building #87	5.000	03/01/2026	Aa3/AA-*	8,060,000	8,571,165
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa2/AA*	7,545,000	7,787,270
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2/AA*	7,405,000	7,406,037
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2026	Aa2/AA*	6,090,000	6,623,910
Ky Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2/AA*	5,445,000	5,920,076
KY State Property & Building #87	5.000	03/01/2023	Aa3/AA-*	5,080,000	5,402,174
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AA*	5,025,000	5,200,473
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA*/A+@	4,720,000	4,888,834
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa2/AA*	3,770,000	3,960,687
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2025	Aa2/AA*	3,700,000	3,700,518
Laurel County School District Finance Corporation	4.625	08/01/2026	Aa3	3,150,000	3,264,755
Jefferson County KY School District Finance Corporation	4.750	06/01/2027	Aa2/AA-*	3,000,000	3,207,000
KY State Property & Building #87	5.000	03/01/2019	Aa3/AA-*	2,965,000	3,153,040
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa2/AA*	2,500,000	2,578,300
Knox County KY General Obligation	5.625	06/01/2036	NR	2,490,000	2,512,833
Taylor County KY Detention Facility	4.750	09/01/2027	A1	2,110,000	2,195,750
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,103,160
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2023	Aa2/AA*	2,075,000	2,075,291
KY State Property & Building #87	5.000	03/01/2022	Aa3/AA-*	1,635,000	1,738,692
KY State Property & Building #88	5.000	11/01/2024	Aa3/AA-*/A+@	1,355,000	1,477,817
Louisville & Jefferson County Metropolitan Health - St. Marys	6.125	02/01/2037	NR	1,300,000	1,462,786
Hardin County KY School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,337,113
Laurel County School District Finance Corporation	4.750	06/01/2026	Aa3	1,000,000	1,068,650
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	1,013,839

					126,152,658
TURNPIKES/TOLLROAD/HIGHWAY BONDS
11.91% of Net Assets
KY Asset Liability Commission Federal Highway Trust Fund	5.000	09/01/2027	A2/AA*/A+@	9,760,000	11,460,387
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA*/A+@	10,035,000	11,335,335
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa2/AA*/A+@	9,350,000	10,693,782
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA*/A+@	9,530,000	10,485,764
Ky State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2/AA*/A+@	8,755,000	9,984,290
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA*/A+@	7,235,000	8,352,229
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA*/A+@	5,165,000	5,987,681
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA*/A+@	4,930,000	5,727,822
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa2/AA*/A+@	5,000,000	5,698,050
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA*/A+@	4,440,000	5,029,232
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA*/A+@	3,775,000	4,432,265
KY Asset Liability Commission Federal Highway Trust	5.250	09/01/2025	A2/AA*/A+@	3,400,000	4,092,308
Kentucky Asset Liability Highway Trust	5.000	09/01/2022	A2/AA*/A+@	3,500,000	4,019,645
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA*/A+@	3,225,000	3,559,497
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA*/A+@	3,080,000	3,488,747
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA*/A+@	2,460,000	2,701,080
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA*/A+@	1,845,000	2,135,624
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	A2/AA*/A+@	1,765,000	2,026,908
KY Asset Liability Project	5.000	09/01/2021	A2/AA*/A+@	1,570,000	1,808,687
KY Turnpike Authority Economic Development	5.000	07/01/2024	Aa2/AA*/A+@	1,500,000	1,781,835
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA*/A+@	1,465,000	1,684,340
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2/AA*/A+@	1,315,000	1,523,835

					118,009,343
REFUNDED BONDS
9.40% of Net Assets
KY State Property & Building #83	5.250	10/01/2020	Aa3/A*/A+@	24,220,000	28,288,960
KY State Property & Building #84	5.000	08/01/2022	Aa3/AA-*/A+@	18,000,000	21,244,680
KY State Property & Building #83	5.000	10/01/2018	Aa3/A*/A+@	17,750,000	19,739,065
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/A+@	10,000,000	11,351,900
KY State Property & Building #80	5.250	05/01/2018	Aa3/AA-*/A+@	2,940,000	3,260,578
KY State Property & Building #108	5.000	08/01/2025	Aa3/A*/A+@	2,690,000	3,241,880
KY State Property & Building #104	5.000	11/01/2021	A1/A*/A@	2,085,000	2,441,723
KY State Property & Building #104	5.000	11/01/2022	A1/A*/A@	1,290,000	1,522,071
KY State Property & Building #80	5.250	05/01/2020	Aa3/AA-*/A+@	1,000,000	1,163,170
KY State Property & Building #102	5.000	05/01/2024	Aa3/A*/A+@	405,000	477,276
KY State Property & Building #84	5.000	08/01/2021	Aa3/AA-*/A+@	310,000	363,590

					93,094,893
SCHOOL IMPROVEMENT BONDS
8.34% of Net Assets
Fayette County School District Finance Corporation	5.000	08/01/2032	Aa3/A+*	10,600,000	12,121,736
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3/A+*	8,500,000	9,658,975
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa2/AA-*	5,405,000	6,208,940
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa2/AA-*	5,145,000	5,922,873
Scott County KY School District Finance Corporation	4.500	01/01/2025	Aa3	4,890,000	5,671,373
Fayette County KY School District Finance Corporation	5.000	10/01/2033	A1/A+*	4,385,000	4,931,810
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa2/AA-*	4,230,000	4,876,471

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Fayette County KY School District Finance Corporation	5.000%	10/01/2029	A1/A+*	$3,660,000	$4,191,359
Fayette County KY School District Finance Corporation	5.000	06/01/2031	A1/A+*	3,705,000	4,133,520
Fayette County KY School District Finance Corporation	5.000	10/01/2032	A1/A+*	3,615,000	4,073,924
Franklin County KY School Building Revenue	4.750	05/01/2027	Aa3	3,570,000	3,764,422
Kenton County KY School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,592,749
Fayette County KY School District Finance Corporation	5.000	10/01/2028	A1/A+*	2,875,000	3,316,744
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3/A+*	1,730,000	1,961,820
Fayette County School District Finance Corporation	5.000	08/01/2028	Aa3/A+*	1,330,000	1,562,497
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa2/AA-*	1,220,000	1,366,461
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa2/AA-*	1,165,000	1,310,940
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa2/AA-*	1,025,000	1,187,893
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa2/AA-*	975,000	1,135,193
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	543,605
Hardin County KY School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	530,635
Hardin County KY School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	508,554

					82,572,494
HOSPITAL AND HEALTHCARE BONDS
6.21% of Net Assets
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	A2/A*/A+@	14,785,000	15,883,969
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3/A*/A+@	5,000,000	5,506,650
KY Development Finance Authority - Baptist Healthcare	5.625	08/15/2027	A2/A+@	4,855,000	5,352,832
Warren County KY Hospital	5.000	04/01/2028	A+*	4,725,000	5,305,041
Louisville & Jefferson County Metropolitan Health - Norton Health	5.250	10/01/2036	A-*/A-@	3,460,000	3,547,400
KY Development Finance Authority - St. Elizabeth	5.125	05/01/2029	AA*/AA@	2,750,000	3,038,888
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2031	A2/A*/A+@	2,750,000	2,988,233
KY Development Finance Authority - St. Elizabeth	5.375	05/01/2034	AA*/AA@	2,560,000	2,846,234
KY Development Finance Authority - Catholic Health	5.000	05/01/2029	A2/A*/A+@	2,410,000	2,615,380
Louisville & Jefferson County Metropolitan Health - Norton Healthcare	5.500	10/01/2033	A-*/A-@	2,000,000	2,274,100
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	A2/A*/A+@	2,000,000	2,190,680
Pike County KY Mortgage Revenue-Phelps Regional Health	5.650	09/20/2027	NR	2,095,000	2,100,070
Louisville & Jefferson County Metropolitan Health - Norton Health	5.000	10/01/2030	A-*/A-@	2,000,000	2,055,640
Lexington Fayette Urban County Government	5.250	06/01/2032	Aa3/A*/A+@	1,500,000	1,684,755
KY Development Finance Authority - Baptist Healthcare	5.375	08/15/2024	A2/A+@	1,205,000	1,322,307
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	Aa3/A*/A+@	1,000,000	1,141,650
KY Development Finance Authority - St. Elizabeth	5.500	05/01/2039	AA*/AA@	1,000,000	1,117,210
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	530,000	545,598

					61,516,637
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.55% of Net Assets
University of Kentucky General Receipts	5.000	04/01/2038	Aa2/AA*	7,395,000	8,390,811
University of Kentucky General Receipts	5.000	04/01/2037	Aa2/AA*	7,180,000	8,175,579
University of Kentucky General Receipts	5.000	04/01/2030	Aa2/AA*	5,490,000	6,496,646
Boyle County KY College Improvement - Centre College - A	4.750	06/01/2032	A3/AA*	5,330,000	5,612,650
University of Kentucky General Receipts	5.000	04/01/2036	Aa2/AA*	4,820,000	5,503,765
Louisville & Jefferson County University of Louisville	4.750	03/01/2028	Aa3/AA-*	3,250,000	3,501,615
University of Louisville	5.000	09/01/2031	Aa3/AA-*	2,580,000	2,929,771
Western KY University	4.750	09/01/2033	Aa3/A*	2,505,000	2,815,670
University of Louisville General Receipts	5.000	09/01/2029	Aa3/AA-*	2,280,000	2,607,955
Murray State University	5.000	03/01/2032	Aa3	2,220,000	2,532,998
Morehead State University	5.000	04/01/2028	Aa3	1,780,000	2,122,775
Western KY University	5.000	05/01/2032	Aa3/A*	1,500,000	1,686,630
Eastern KY University	5.000	04/01/2033	Aa3	910,000	1,043,306
Morehead State University	5.000	04/01/2029	Aa3	870,000	1,026,339
University of Louisville	5.000	09/01/2030	Aa3/AA-*	440,000	500,166

					54,946,676
PUBLIC FACILITIES REVENUE BONDS
3.68% of Net Assets
KY State Certificate of Participation	5.000	06/15/2038	Aa3	6,535,000	7,341,354
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa2/AA*	2,750,000	3,229,133
Wolfe County KY Public Property	5.000	04/01/2030	Aa3	2,855,000	3,219,441
Franklin County KY Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	2,974,740
Warren County KY Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,615,660
KY State Certificates of Participation	5.000	06/15/2034	Aa3	1,640,000	1,866,976
River City, Inc. Parking Authority	5.000	06/01/2033	Aa2/AA*	1,395,000	1,577,675
River City, Inc. Parking Authority	4.750	06/01/2031	Aa2/AA*	1,270,000	1,415,682
River City, Inc. Parking Authority	4.750	06/01/2029	Aa2/AA*	1,160,000	1,303,179
River City, Inc. Parking Authority	5.000	06/01/2032	Aa2/AA*	1,130,000	1,280,448
Bracken County KY Public Property	5.000	08/01/2030	Aa3	1,110,000	1,261,726
Owensboro KY Public Property	4.500	04/01/2034	A1	1,165,000	1,242,076
River City, Inc. Parking Authority	5.000	06/01/2031	Aa2/AA*	1,080,000	1,227,755
River City, Inc. Parking Authority	4.750	06/01/2030	Aa2/AA*	1,025,000	1,147,037
River City, Inc. Parking Authority	4.750	06/01/2029	Aa2/AA*	980,000	1,100,961
River City, Inc. Parking Authority	4.750	06/01/2028	Aa2/AA*	940,000	1,068,470
Bracken County KY Public Property	5.000	08/01/2029	Aa3	840,000	957,264
River City, Inc. Parking Authority	4.750	06/01/2027	Aa2/AA*	750,000	860,318
Louisville & Jefferson County Metropolitan Parking	5.000	12/01/2022	Aa2/AA*	625,000	715,263

					36,405,158
ESCROWED TO MATURITY BONDS
2.33% of Net Assets
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2018	AA-*	19,590,000	19,592,743
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	AA-*	3,455,000	3,455,311

					23,048,054

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.53% of Net Assets
KY Housing Corporation	4.750%	07/01/2035	Aaa/AAA*	$3,825,000	$4,021,490
KY Housing Corporation	4.850	07/01/2029	Aaa/AAA*	2,990,000	3,128,856
KY Economic Development Finance Authority-Christian Care	5.375	11/20/2035	AA+*	1,905,000	1,967,179
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	1,745,000	1,790,283
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,400,000	1,443,428
KY Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,285,240
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	980,189
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	A3/AA-*	330,000	330,399
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	185,000	188,310

					15,135,374
AIRPORT BONDS
.80% of Net Assets
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2/AA*	1,720,000	1,892,344
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2/AA*	1,520,000	1,687,823
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2/AA*	1,430,000	1,591,561
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2/AA*	1,250,000	1,400,113
Lexington-Fayette Urban County Airport Board	5.000	07/01/2028	Aa2/AA*	1,170,000	1,345,956

					7,917,797
MISCELLANEOUS REVENUE BONDS
.24% of Net Assets
KY State Property & Building #106	5.000	10/01/2028	Aa3/A*/A+@	2,030,000	2,356,099

Total Investments 100.09% of Net Assets (cost $938,068,286) (See (a) below for further explanation)					$991,497,459

Other liabilities in excess of assets -.09%					(934,991)

Net Assets 100%					$990,562,468

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $938,019,417 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$54,670,829
Unrealized depreciation	(1,192,787)

Net unrealized appreciation	$53,478,042

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	991,497,459
Level 3	Significant Unobservable Inputs	—

$991,497,459

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
24.94% of Net Assets
KY State Property & Building #106	5.000%	10/01/2025	Aa3/A*/A+@	$2,365,000	$2,808,406
KY State Property & Building #108	5.000	08/01/2023	Aa3/A*/A+@	2,000,000	2,378,820
KY State Property & Building #89	5.000	11/01/2015	Aa3/AA*/A+@	2,230,000	2,239,165
KY State Property & Building #76	5.500	08/01/2018	Aa3/A*/A+@	1,415,000	1,586,668
KY State Property & Building #88	5.000	11/01/2015	Aa3/AA-*/A+@	955,000	958,925
KY State Property & Building #87	5.000	03/01/2017	Aa3/AA-*/A+@	850,000	902,904
KY State Property & Building #106	5.000	10/01/2024	Aa3/A*/A+@	750,000	893,670
KY State Property & Building #108	5.000	08/01/2023	Aa3/A*/A+@	750,000	892,058
KY State Property & Building #106	5.000	10/01/2021	Aa3/A*/A+@	750,000	877,598
KY State Property & Buildings #100	5.000	08/01/2024	Aa3/A*/A+@	750,000	876,938
KY State Property & Building #100	5.000	08/01/2025	Aa3/A*/A+@	500,000	582,225
KY State Property & Building #93	5.250	02/01/2018	Aa3/A*/A+@	510,000	559,047
KY State Property & Building #90	5.000	11/01/2020	Aa3/A*/A+@	495,000	552,296
KY State Property & Building #100	5.000	08/01/2017	Aa3/A*/A+@	500,000	538,385
KY State Property & Building #94	5.000	05/01/2017	Aa2/A*/A+@	500,000	533,195
KY Association of Counties	4.250	02/01/2017	AA-*	500,000	523,700
KY Association of Counties	4.250	02/01/2019	AA-*	255,000	279,039
KY State Property & Building #90	5.000	11/01/2018	Aa3/A*/A+@	250,000	278,213
KY State Property & Building #90	5.000	11/01/2015	Aa3/A*/A+@	250,000	251,023
KY State Property & Building #90	5.750	11/01/2019	Aa3/A*/A+@	200,000	228,404
KY State Property & Building #93	5.250	02/01/2021	Aa3/AA*/A+@	200,000	225,706
KY State Property & Building #89	5.000	11/01/2020	Aa3/AA*/A+@	200,000	222,698
KY State Property & Building #95	5.000	08/01/2017	Aa3/A*/A+@	200,000	215,202
KY State Property & Building #76	5.500	08/01/2017	Aa3/A*/A+@	190,000	206,133
KY Association of Counties	4.000	02/01/2018	AA-*	115,000	122,780
KY State Property & Building #100	5.000	08/01/2019	Aa3/A*/A+@	100,000	113,519
KY State Property & Building #83	5.000	10/01/2017	Aa3/A*/A+@	100,000	108,036
KY State Property & Building #87	5.000	03/01/2018	Aa3/AA-*/A+@	100,000	106,077
KY State Property & Building #89	3.750	11/01/2017	Aa3/AA*/A+@	100,000	106,026
KY State Property & Building #87	5.000	03/01/2020	Aa3/AA-*	95,000	100,759

					20,267,615
SCHOOL IMPROVEMENT BONDS
19.87% of Net Assets
Oldham County KY School Building Corporation	4.375	06/01/2018	Aa3	2,570,000	2,718,957
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,346,745
Barren County KY School District Finance Corporation	5.000	08/01/2022	Aa3	1,055,000	1,242,241
Fayette County School District Finance Corporation	5.000	08/01/2023	Aa3/A+*	1,000,000	1,185,470
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa2/AA-*	1,000,000	1,125,140
Fayette County KY School District Finance Corporation	4.000	06/01/2022	A1/A+*	1,000,000	1,106,110
Laurel County KY School District Finance Corporation	4.000	06/01/2022	Aa3	890,000	995,296
Hardin County KY School District	5.000	03/01/2023	Aa3	770,000	913,936
Warren County KY School District Finance Corporation	4.000	06/01/2022	Aa3	725,000	809,818
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	Aa3	575,000	682,652
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3/A+*	500,000	594,020
Barren County KY School District Finance Corporation	5.000	08/01/2023	Aa3	500,000	593,915
Laurel County KY School District Finance Corporation	4.000	06/01/2024	Aa3	465,000	522,906
Pendleton County KY School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	466,646
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	Aa3	300,000	354,906
Corbin KY Independent School District	4.000	02/01/2018	Aa3	300,000	312,813
Jefferson County KY School District Finance Corporation	5.250	01/01/2017	Aa2/AA*	200,000	211,744
Hazard KY Independent School District Finance Corporation	3.850	09/01/2017	Aa3	200,000	200,302
Grant County KY School District Finance Corporation	3.750	06/01/2017	Aa3	190,000	196,091
Johnson County KY School District Finance Corporation	3.000	12/01/2019	Aa3	180,000	190,721
Fayette County KY School District Finance Corporation	4.000	06/01/2019	A1/AA*	140,000	140,830
Warren County KY School District Finance Corporation	4.000	04/01/2018	Aa3	125,000	134,343
Daviess Co KY School District Finance Corporation	4.250	08/01/2019	Aa3	100,000	105,973

					16,151,575
REFUNDED BONDS
13.60% of Net Assets
KY State Property & Building #83	5.000	10/01/2019	Aa3/A*/A+@	1,750,000	1,993,670
KY State Property & Building #82	5.250	10/01/2015	Aa3/AA*/A+@	1,775,000	1,775,249
KY State Property & Building #82	5.250	10/01/2017	Aa3/AA*/A+@	1,260,000	1,371,447
KY State Property & Building #101	5.000	10/01/2019	Aa3/A*/A+@	1,050,000	1,196,643
KY State Property & Building #106	5.000	10/01/2026	Aa3/A*/A+@	1,000,000	1,175,550
KY State Property & Building #104	5.000	11/01/2021	A1/A*/A@	1,000,000	1,171,090
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/A+@	1,000,000	1,135,190
KY State Property & Building #83	5.000	10/01/2016	Aa3/A*/A+@	775,000	809,922
Kentucky State Property & Building #108	5.000	08/01/2022	Aa3/A*/A+@	200,000	236,052
Lexington Fayette Urban County Government Public Property	4.000	05/01/2017	Aa2/AA*	180,000	187,056

					11,051,869

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
11.92% of Net Assets
KY State Property & Building #87	5.000%	03/01/2020	Aa3/AA-*	$4,405,000	$4,685,643
KY Turnpike Authority Economic Development	5.000	07/01/2017	Aa2/AA*/A+@	2,570,000	2,661,338
Campbell County School District Finance Corporation	4.375	08/01/2019	Aa3	875,000	904,295
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2019	Aa2/AA*	320,000	348,256
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa2/AA*	250,000	250,035
Fayette County KY School District Finance Corporation	4.375	05/01/2021	A1/AA*	200,000	211,998
Jefferson County KY School District School Building Revenue	4.250	07/01/2017	Aa2/AA*	175,000	180,112
KY Asset Liability Commission University of Kentucky	5.000	10/01/2020	Aa2/AA*	150,000	163,026
Ky Asset Liability Commission Revenue University of Kentucky	4.125	10/01/2019	Aa2/AA*	150,000	160,355
Ky Asset Liability University of Kentucky Project Notes	4.450	10/01/2020	Aa2/AA*	125,000	125,015

					9,690,073
MUNICIPAL UTILITY REVENUE BONDS
7.65% of Net Assets
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2018	Aa3/AA*/AA-@	1,220,000	1,256,161
Northern KY Water	5.000	02/01/2026	Aa3	815,000	954,724
Owensboro KY Electric Light & Power	5.000	01/01/2024	A2/AA*	650,000	732,212
KY Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	574,523
KY State Rural Water Corporation	3.000	02/01/2018	A+*	530,000	552,159
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	497,508
Lawrenceburg KY Water and Sewer	3.000	10/01/2018	A1	375,000	387,653
Kentucky Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	312,117
Bourbon County KY Public Project	3.800	02/01/2019	A2	260,000	268,931
Kentucky Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	262,073
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa/AAA*/AAA@	175,000	207,695
KY State Rural Water Finance Corporation	4.500	08/01/2021	A3/AA-*	100,000	106,256
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2016	Aa3/AA*	100,000	102,932

					6,214,944
TURNPIKES/TOLLROAD/HIGHWAY BONDS
6.11% of Net Assets
KY Asset Liability Project Notes	5.000	09/01/2017	A2/AA*/A+@	1,500,000	1,619,160
KY Turnpike Authority Economic Development	5.000	07/01/2024	Aa2/AA*/A+@	1,000,000	1,174,710
KY Turnpike Authority Economic Development	5.000	07/01/2016	Aa2/AA*/A+@	750,000	776,775
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2/AA*/A+@	600,000	717,336
KY Asset Liability Commission	4.000	09/01/2023	A2/AA*/A+@	250,000	280,605
KY Asset Liability Project Notes	4.500	09/01/2016	A2/AA*/A+@	175,000	181,463
KY Turnpike Authority Economic Development	4.125	07/01/2019	Aa2/AA*/A+@	105,000	113,648
KY Turnpike Authority Economic Development	5.000	07/01/2024	Aa2/AA*/A+@	85,000	100,971

					4,964,668
PUBLIC FACILITIES REVENUE BONDS
5.31% of Net Assets
Lexington-Fayette Urban County Government Public Facilities	4.000	10/01/2018	Aa3	1,540,000	1,585,045
KY State Property & Building #109	5.000	10/01/2022	Aa3/A*/A+@	1,000,000	1,182,940
KY State Certificate of Participation	4.000	06/15/2023	Aa3	940,000	1,045,938
Whitley County KY Public Properties - Justice Center	3.375	09/01/2019	Aa3	200,000	213,984
Adair County KY Public Properties	4.000	12/01/2022	Aa3	170,000	179,897
Todd County KY Public Properties Court House	3.250	06/01/2019	Aa3	100,000	106,335

					4,314,139
HOSPITAL AND HEALTHCARE
5.25% of Net Assets
Lexington-Fayette Urban County Government	5.000	06/01/2024	Aa3/A*/A+@	2,800,000	3,214,036
Warren County Hospital	5.000	04/01/2023	A+*	500,000	572,155
Warren County Hospital	4.000	04/01/2020	A+*	235,000	247,972
KY Economic Development - Baptist Healthcare System	4.750	08/15/2019	A2/A+@	110,000	120,184
KY Asset Liability Commission General Receipts	4.000	10/01/2018	Aa2/AA*	105,000	111,533

					4,265,880
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.81% of Net Assets
Western Ky University	4.000	09/01/2017	Aa3/AA*	2,145,000	2,278,012
Morehead State University	5.000	10/01/2022	Aa3	310,000	369,374
Louisville & Jefferson County University of Louisville	4.000	03/01/2020	Aa3/AA-*	300,000	318,858
Western KY University	4.000	09/01/2020	Aa3/AA-*	290,000	303,157
Boyle County KY Centre College	5.000	06/01/2018	A3/AA*	200,000	213,244
Northern Ky University General Receipts	4.000	09/01/2018	Aa3/A*	150,000	162,147
Boyle County KY Center College	5.000	06/01/2020	A3/AA*	150,000	158,903
KY Asset Liability - University of Kentucky	4.000	10/01/2019	Aa2/AA*	100,000	103,302

					3,906,997

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.73% of Net Assets
KY Housing Corporation	4.875%	07/01/2023	Aaa/AAA*	$1,365,000	$1,407,342

ESCROWED TO MATURITY BONDS
.22% of Net Assets
Gallatin County KY School District Finance Corporation	4.000	05/01/2016	Aa3	175,000	178,852

Total Investments 101.40% of Net Assets (cost $80,341,700) (See (a) below for further explanation)					$82,413,954

Other liabilities in excess of assets -1.40%					(1,141,267)

Net Assets 100%					$81,272,687

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $80,341,701 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,140,094
Unrealized depreciation	(67,841)

Net unrealized appreciation	$2,072,253

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	82,413,954
Level 3	Significant Unobservable Inputs	—

$82,413,954

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
28.53% of Net Assets
Southern Mississippi Educational Building Corporation	5.000%	03/01/2038	Aa2/AA@	$600,000	$662,883
MS State University Educational Building Corporation	5.250	08/01/2038	Aa2/AA@	300,000	341,421
Jackson State University Ed	5.000	03/01/2034	Aa2/AA@	250,000	284,163
MS Development Bank Special Obligation Hinds College	5.000	04/01/2036	A2/AA*	250,000	272,673
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2/AA@	200,000	228,068
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2/AA@	175,000	194,992
Jackson State University Education Building	5.000	03/01/2034	Aa2/AA-*	175,000	193,968
MS Development Bank Special Obligation Jones County Junior College	5.000	03/01/2033	AA*	150,000	165,953
Mississippi State University Educational Building	5.000	11/01/2032	Aa2/AA@	125,000	145,786
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	112,951
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2/A+*	100,000	112,204
Alcorn State University Educational Building MS Revenue	5.125	09/01/2034	Aa2	95,000	106,748
MS Development Bank Special Obligation Hinds College	5.000	10/01/2026	Aa2	85,000	95,390
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	68,024
MS Development Bank Special Obligation Jones County Junior College	5.100	03/01/2028	AA*	55,000	61,147
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2/AA@	50,000	56,286
MS Development Bank Special Obligation Jones County Junior College	5.125	03/01/2039	AA*	45,000	49,141

					3,151,798
PREREFUNDED BONDS
17.91% of Net Assets
MS Development Special Obligation Madison County Highway	5.000	01/01/2027	Aa3/AA-*	295,000	305,440
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	245,000	268,214
MS Development Bank Special Obligation Highway - Desoto	4.750	01/01/2035	Aa3/AA-*	225,000	244,960
MS Development Bank Special Obligation Desoto County	5.250	07/01/2031	A*	225,000	233,314
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	A2/AA*	150,000	161,571
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	125,000	136,844
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3/AA-*	125,000	136,089
MS Development Bank Special Obligation Capital Improvement	5.250	07/01/2026	A2/AA*	125,000	135,188
University Southern MS Educational Building Athletics	5.000	03/01/2034	Aa2	105,000	111,705
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	A2/AA*	80,000	86,171
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	A2/AA*	55,000	60,185
University Southern MS Educational Building Corporation	5.000	03/01/2032	Aa2	50,000	51,002
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	48,455

					1,979,138
MUNICIPAL UTILITY REVENUE BONDS
15.75% of Net Assets
Mississippi State Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	A1/AA*	700,000	773,717
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	343,749
MS State Development Bank Jackson Water & Sewer	6.875	12/01/2040	A2/AA*	250,000	319,923
MS State Development Bank Special Obligation Jackson Water	5.000	09/01/2030	A2/AA*	125,000	140,930
MS State Development Bank Special Obligation Refunding - Jackson Water & Sewer	4.500	09/01/2034	A2/AA*	100,000	106,126
MS State Development Bank Special Obligation Jackson County Utility District	5.000	12/01/2033	A*	50,000	55,399

					1,739,844
PUBLIC FACILITIES REVENUE BONDS
15.69% of Net Assets
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2/AA*/AA+@	480,000	544,214
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	305,000	349,710
MS State Development Bank Special Obligation Refunding - City of Jackson	5.000	03/01/2036	Aa2/AA-*	150,000	183,066
MS State Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	A1	150,000	170,505
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2/AA*/AA+@	145,000	167,097
MS State Development Bank Special Obligation City of Jackson Convention Center	5.000	03/01/2027	Aa2/AA-*	125,000	153,088
MS State Development Bank Special Obligation Alcorn County	4.750	07/01/2031	AA*	100,000	108,945
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	50,000	57,008

					1,733,633
TURNPIKES/TOLLROAD/HIGHWAY BONDS
6.05% of Net Assets
MS Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3/AA-*	200,000	242,540
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3/AA-*	200,000	226,172
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3/AA-*	100,000	113,993
MS State Development Bank Special Obligation Refunding - Marshall	5.000	01/01/2030	Aa3/AA-*	75,000	85,799

					668,504
SCHOOL IMPROVEMENT BONDS
5.58% of Net Assets
MS State Development Bank Special Obligation - Jackson Schools	5.000	04/01/2028	A+*	375,000	426,401
Mississippi State Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1/AA*	100,000	113,103
MS Development Bank Special Obligation Jackson Public	5.375	04/01/2028	A2	70,000	76,584

					616,088
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.33% of Net Assets
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	433,270
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3/A+*/A+@	125,000	139,636
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	NR	5,000	5,250
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2031	NR	5,000	5,150
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	5,000	5,150

					588,456
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.51% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	140,243
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2/AA*	120,000	137,598
Medical Center Educational Building Corporation - University of Mississippi	5.000	06/01/2034	Aa2/AA-*	100,000	109,853

					387,694

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDED BONDS
1.93% of Net Assets
MS State Development Bank Special Obligation Lowndes County	5.125%	12/01/2027	AA*	$135,000	$155,331
MS State Refunding	5.250	11/01/2019	Aa2/AA*/AA+@	50,000	58,160

					213,491
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.23% of Net Assets
MS Home Corporation Single Family Mortgage	5.050	12/01/2028	Aaa	25,000	25,536

Total Investments 100.51% of Net Assets (cost $10,538,198) (See (a) below for further explanation)					$11,104,182

Other liabilities in excess of assets -.51%					(56,291)

Net Assets 100%					$11,047,891

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $10,537,950 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$576,379
Unrealized depreciation	(10,147)

Net unrealized appreciation	$566,232

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,104,182
Level 3	Significant Unobservable Inputs	—

$11,104,182

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
20.07’% of Net Assets
University of NC System Pool Revenue	5.000%	10/01/2034	Aa2	$1,950,000	$2,247,841
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,890,000	2,048,458
Montgomery County NC Certificates of Participation	5.000	02/01/2030	A*	1,680,000	1,779,607
Davie County NC Public School and Community College Facility	5.000	06/01/2025	Aa3/AA-*	1,690,000	1,741,444
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AA*	1,325,000	1,464,010
Sampson County NC Certificates of Participation	5.000	06/01/2022	A2/AA*	1,250,000	1,341,000
Cabarrus County NC Certificates of Participation	5.000	06/01/2025	Aa2/AA*/AA@	1,000,000	1,110,700
Asheville NC Water System Revenue	4.750	08/01/2027	Aa2/AA*	1,000,000	1,075,090
Sampson County NC Certificates of Participation	5.000	06/01/2026	A2/AA*	1,000,000	1,072,800
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,059,570
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AA+*	1,000,000	1,057,490
Davie County NC Public School and Community College Facility	5.000	06/01/2023	Aa3/AA-*	1,000,000	1,031,610
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa2/AA-*	1,000,000	1,031,470
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	/A-*AAApre@	1,000,000	1,012,040
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2/AA*/AA@	750,000	847,830
Charlotte NC Water & Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	774,068
University of North Carolina at Chapel Hill	5.000	12/01/2034	NR	755,000	761,199
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A3/AA-*	580,000	598,334
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	A2/AA*	490,000	543,792
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	500,000	510,250
Mecklenburg County NC Certificates of Participation	5.000	02/01/2026	NR	450,000	493,763
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	469,618
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	NR	385,000	412,893
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	A-*	275,000	346,717
Burke County NC Certificates of Participation	5.000	04/01/2023	A1/A*	250,000	256,093
University of North Carolina	5.000	10/01/2033	Aa3/AA-*	235,000	245,953
University of North Carolina	5.000	10/01/2033	Aa3/AA-*	50,000	52,346
Winston Salem NC Certificates of Participation	4.750	06/01/2031	NR	50,000	51,487

					25,437,473
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
16.94% of Net Assets
University of NC Greensboro	5.000	04/01/2039	Aa3/A*	2,870,000	3,242,784
University of NC Charlotte	5.000	04/01/2040	Aa3/A+*	1,550,000	1,748,602
University of NC Charlotte Improvements	5.000	04/01/2043	Aa3/A+*	1,500,000	1,670,070
NC Capital Facilities Financial Agency Education Wake Forest	5.000	01/01/2038	Aa3/AA*	1,250,000	1,378,300
University of NC Chapel Hill	5.000	12/01/2031	Aaa/AAA*/AAA@	1,215,000	1,317,109
University of NC Charlottte	5.000	04/01/2038	Aa3/A+*	1,000,000	1,125,940
University of NC System Pool Revenue	5.000	10/01/2026	A1	1,000,000	1,103,630
University of NC System Pool Revenue	5.000	10/01/2033	A1	1,000,000	1,095,900
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,095,360
University of NC Greensboro	5.000	04/01/2033	Aa3/A*	900,000	1,034,937
NC State University at Raleigh	5.000	10/01/2042	Aa1/AA*	750,000	847,478
University of NC Charlotte	5.000	04/01/2031	Aa3/A+*	750,000	847,470
University of NC Charlotte	5.000	04/01/2035	Aa3/A+*	595,000	675,599
University of NC Greensboro	5.000	04/01/2031	Aa3/A*	500,000	571,370
University of NC Greensboro	5.000	04/01/2036	Aa3/A*	500,000	563,715
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A2	500,000	561,050
NC Capital Facilities Financial Agency Education Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	557,685
NC Capital Facilities Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3/AA*	500,000	556,185
Iredell County NC Community College	5.000	04/01/2027	Aa1/AA*/AA+@	325,000	356,376
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	353,130
Iredell County NC Community College	5.000	04/01/2026	Aa1/AA*/AA+@	225,000	247,484
University of NC Chapel Hill	5.000	12/01/2034	Aaa/AAA*	245,000	246,918
University of North Carolina	5.000	10/01/2033	Aa3/AA-*	145,000	150,401
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa3/AA-*/AA@	105,000	115,361

					21,462,854
MUNICIPAL UTILITY REVENUE BONDS
15.91% of Net Assets
Moore County NC	5.000	06/01/2031	Aa3/AA-*	2,750,000	3,100,268
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A2/A*/A@	2,545,000	2,808,764
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	A3/AA-*/AAApre@	1,150,000	1,527,614
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2029	A1/AA*	1,355,000	1,430,135
Mooresville NC Limited Obligation	5.000	11/01/2031	AA-*	1,250,000	1,420,075
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,283,055
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3/AA*	915,000	1,153,623
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1/AAApre@	1,000,000	1,117,760
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1/A*	920,000	1,045,267
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2/AAA*/AA+@	750,000	857,603
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	A1/AA*	780,000	829,093
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	A1/AA*	750,000	793,658
Buncombe County NC Metropolitan Sewerage District	5.000	07/01/2039	Aa2/AA+*/AA+@	550,000	627,281
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa3/AA-*	500,000	586,215

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
NC State Municipal Power Agency #1 Catawba Electric Revenue	5.000%	01/01/2032	A*/A@	$500,000	$581,915
NC Eastern Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2/A*/A@	500,000	560,235
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	A2/A*/A@	290,000	315,561
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	AA+*	115,000	122,457

					20,160,579
HOSPITAL AND HEALTHCARE
12.59% of Net Assets
NC State Medical Care Commission Health System Revenue Mission Health System	5.000	10/01/2036	Aa3/AA-*/AA-@	2,500,000	2,825,450
NC State Medical Care Commission Health Care Facilities	5.000	06/01/2034	Aa2/AA*/AA@	1,670,000	1,834,545
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3/AA-*	1,500,000	1,652,745
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A2/A*	1,225,000	1,344,401
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2027	Aa3/AA-*	1,090,000	1,159,073
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2/A*	1,000,000	1,091,030
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A1/A+*	1,000,000	1,087,870
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2/AA-*/AA-@	750,000	846,870
Charlotte Mecklenburg NC Hospital Healthcare System	5.250	01/15/2039	Aa3/AA-*	750,000	816,488
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.250	06/01/2029	A2/A*	645,000	724,812
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2/AA*/AA@	500,000	565,180
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A2/AA-*/AA-@	500,000	555,195
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A1/A+*	500,000	548,570
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2031	Aa3/AA-*	450,000	469,116
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	4.750	06/01/2030	A2/A*	405,000	433,828

					15,955,173
REFUNDING BONDS
9.11% of Net Assets
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA+@	1,455,000	1,595,771
Buncombe County NC Limited Obligation	5.000	06/01/2035	Aa2/AA+*	1,000,000	1,157,650
Sampson County NC Limited Obligation	5.000	12/01/2033	A1/A*	975,000	1,121,708
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,008,180
Charlotte NC Certificates of Participation	5.000	06/01/2033	Aa2/AA+*/AA+@	840,000	955,534
Charlotte NC Certificates of Participation	5.000	06/01/2034	Aa2/AA+*/AA+@	750,000	857,453
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA+@	775,000	848,052
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa3/AA*	570,000	656,640
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1/AA+*	505,000	589,906
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa3/AA-*/AA@	500,000	572,010
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1/AA+*	500,000	569,140
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3/A+*	500,000	558,980
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1/AA*	435,000	490,145
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3/A+*	250,000	300,698
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa2/AA*/AA@	125,000	154,033
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3/AA-*/AA-@	100,000	112,842

					11,548,742
PUBLIC FACILITIES REVENUE BONDS
7.50% of Net Assets
Wake County NC Limited Obligation Bonds	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,676,460
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1/AA+*/AA+@	1,420,000	1,652,340
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2/AA+*/AA@	900,000	998,082
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa2/AA+*/AA+@	800,000	914,160
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3/AA-*	750,000	858,060
Mecklenburg County NC Certificates Participation	5.000	02/01/2026	Aa1/AA+*	550,000	598,527
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa3/AA*	500,000	584,450
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3/A+*	500,000	569,330
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1/AA+*/AA+@	500,000	564,985
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1/AA+*/AA+@	335,000	381,314
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	A1/A+@	265,000	296,432
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa3/AA*	250,000	293,403
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	A1/A+@	100,000	111,299

					9,498,842
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.88% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa2/AA+*	1,100,000	1,264,087
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1/AA+*/AA+@	750,000	837,360
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa2/AA+*	600,000	698,952
Winston Salem NC Certificates of Participation	4.750	06/01/2031	AA+*/AA+@	620,000	631,644
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa3/AA*	500,000	547,330
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa2/AA+*/AA+@	500,000	546,475

Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa2/AA+*	365,000	423,535
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1/AA+*	340,000	392,931
Buncombe County NC Limited Obligation	5.000	06/01/2030	Aa2/AA+*	250,000	284,708
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2/AA+*	250,000	282,753
Wilmington NC Certificates of Participation	5.000	06/01/2038	Aa2/AA+*/AA@	250,000	271,230

					6,181,005

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
4.10% of Net Assets
Nash County NC Limited Obligation	5.000%	10/01/2030	Aa3/AA*	$2,045,000	$2,327,333
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3/AA-*	750,000	802,875
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AA*	550,000	583,501
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa3/AA-*	500,000	577,020
Harnett County NC Certificates of Participation	5.000	06/01/2027	A1/AA*	300,000	328,560
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa3/AA*	250,000	291,915
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa3/AA*	250,000	290,320

					5,201,524
AIRPORT BONDS
3.74% of Net Assets
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3/AA-@	1,480,000	1,640,032
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3/A+*/A+@	1,095,000	1,277,110
Charlotte NC Airport Revenue Refunding Charlotte Douglas International	5.000	07/01/2025	Aa3/A+*/A+@	1,000,000	1,071,490
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3/AA-@	440,000	486,367
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3/AA-@	235,000	266,295

					4,741,294
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.87% of Net Assets
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2/AA*	1,385,000	1,569,399
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa2/AA*	500,000	570,310
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2/AA*/A+@	200,000	228,548

					2,368,257
LEASE REVENUE BONDS
1.37% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2/AA+*	1,500,000	1,736,145

MISCELLANEOUS REVENUE BONDS
.45% of Net Assets
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2/AA+*/AA@	500,000	575,220

Total Investments 98.54% of Net Assets (cost $119,494,522) (See (a) below for further explanation)					$124,867,108

Other assets in excess of liabilities 1.46%					1,849,664

Net Assets 100%					$126,716,772

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $119,491,162 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$5,609,003
Unrealized depreciation	(233,057)

Net unrealized appreciation	$5,375,946

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	124,867,108
Level 3	Significant Unobservable Inputs	—

$124,867,108

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
26.18% of Net Assets
NC Eastern Municipal Power Agency	5.250%	01/01/2019	A3/AA*/AAApre@	$550,000	$605,431
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2/AA*/AA@	420,000	466,137
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2020	Aa1/AA+*	425,000	449,552
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aa2/AA-*	425,000	438,141
Sampson County NC Certificates of Participation	5.000	06/01/2020	A2/AA*	400,000	429,396
University NC Wilmington Certificates of Participation	4.250	06/01/2017	A3/AA-*	300,000	308,145
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	266,693
Union County NC Certificates of Participation	5.000	06/01/2020	Aa2/AA*	250,000	257,835
NC Eastern Municipal Power Agency	5.000	01/01/2020	/A-*AAApre@	250,000	253,010
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2/AA*/AA@	200,000	226,088
Rutherford County NC Certificates of Participation	5.000	12/01/2018	A1/AA*	205,000	223,944
Harnett County NC Certificates of Participation	5.000	12/01/2021	A1/AA*	200,000	218,392
Rutherford NC Certificates of Participation	4.000	12/01/2019	A1/AA*	200,000	214,318
Randolph County NC Certificates of Participation	5.000	02/01/2018	Aa3	200,000	211,968
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	A2/AA*	175,000	193,130
Burke County NC Certificates of Participation	5.000	04/01/2020	A1/A*	180,000	184,266
NC State Capital Improvement Obligation Annual Appropriation	5.000	05/01/2022	Aa1/AA+*	155,000	176,844
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2/AA*/AA@	150,000	159,218
Onslow County NC Certificates of Participation	5.000	06/01/2018	Aa3/AA-*	140,000	144,493
Brunswick County NC Community College	4.250	05/01/2022	Aa2/AA+*/AA@	125,000	132,436
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1/AA+*	100,000	110,755
Rutherford County NC Certificates of Participation	5.000	12/01/2020	A1/AA*	100,000	109,241
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3/AA*	100,000	107,965
NC Infrastructure Certificates of Participation	5.000	06/01/2018	Aa1/AA+*	100,000	103,127
University NC Wilmington Certificates of Participation	4.375	06/01/2019	A3/AA-*	100,000	102,785
Cabarrus County NC Public Improvement	5.000	03/01/2018	Aa1/AA+*/AA+@	100,000	101,998
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	AAApre@	45,000	50,777

					6,246,085
MUNICIPAL UTILITY REVENUE BONDS
18.70% of Net Assets
Moore County NC	5.000	06/01/2017	Aa3/AA-*	685,000	734,745
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	419,021
Mooresville NC Limited Obligation	5.000	11/01/2021	AA-*	350,000	410,319
Wilson NC Certificates of Participation	5.000	05/01/2022	A1/AA*	350,000	371,858
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3/AA*	220,000	277,374
Moore County NC	5.000	06/01/2021	Aa3/AA-*	200,000	230,376
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	A2/A*	205,000	227,829
Wilson NC Certificates of Participation	5.000	05/01/2016	A1/AA*	200,000	205,320
Wilson NC Certificates of Participation	5.000	05/01/2018	A1/AA*	160,000	170,358
Onslow NC Water & Sewer	4.250	06/01/2022	A3/AA-*	150,000	160,712
NC Eastern Municipal Power Agency	6.000	01/01/2022	Baa1/A-*/AAApre@	125,000	157,599
NC Eastern Municipal Power Agency	5.000	01/01/2021	Baa1/A-*/AAApre@	125,000	147,780
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2017	A2/A*	130,000	137,634
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2016	A2/A*/A@	125,000	126,480
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa2/AA-*/AA@	100,000	112,728
NC Eastern Municipal Power Agency	6.500	01/01/2018	A3/AA*	100,000	112,196
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3/AA*	100,000	108,756
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2018	A2/A*	95,000	104,059
NC Municipal Power Agency Number 1 Catawba Electric	4.000	01/01/2016	A2/A*/AAApre@	100,000	100,926
NC Eastern Municipal Power Agency	4.000	01/01/2016	Baa1/A-*/AAApre@	95,000	95,885
NC Eastern Municipal Power Agency	5.000	01/01/2016	/A-*AAApre@	50,000	50,593

					4,462,548
REFUNDING BONDS
16.01% of Net Assets
Charlotte NC Certificates of Participation	5.000	06/01/2023	Aa2/AA+*/AA+@	500,000	596,345
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3/AA-*/AA-@	335,000	391,749
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2/AA*	350,000	379,572
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2/AA+*/AA+@	250,000	302,740
Rockingham County Limited Obligation	5.000	04/01/2023	Aa3/A+*	250,000	297,790
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1/A*	225,000	243,725
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	231,979
Bertie County Limited Obligation	4.000	06/01/2022	A1/A*	200,000	221,952
Cumberland County NC Certificates of Participation Refunding	3.500	12/01/2020	Aa2/AA*	185,000	199,585
Sampson County NC Limited Obligation	5.000	12/01/2023	A1/A*	165,000	197,866
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	173,486
Durham NC Refunding	5.000	09/01/2022	Aaa/AAA*/AAA@	125,000	152,093
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa2/AA+*/AA+@	125,000	140,784
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3/AA-*/AA-@	100,000	109,832
Union County NC Limited Obligation	3.000	12/01/2018	Aa2/AA*/AA@	100,000	105,933
Cumberland County NC Certificates of Participation	5.000	12/01/2015	Aa2/AA*	75,000	75,607

					3,821,038
PUBLIC FACILITIES REVENUE BONDS
11.80% of Net Assets
Forsyth County NC Certificates of Participation	5.000	10/01/2019	Aa1/AA+*/AA+@	600,000	612,084
Durham County NC Certificates of Participation	5.000	06/01/2020	Aa1/AA+*	435,000	492,651
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2023	Aa3/AA-*	275,000	322,328
Charlotte NC Certificates of Participation Refunding	5.000	12/01/2021	Aa2/AA+*/AA@	270,000	272,241
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1/AA+*	240,000	271,622
Lee County NC Certificates of Participation	5.000	04/01/2018	Aa3/AA*	225,000	239,299

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Charlotte NC Certificates of Participation	4.000%	12/01/2022	Aa1/AA+*	$170,000	$189,324
Cabarrus County NC Certificates of Participation	5.625	02/01/2016	Aa2/AA*/AA@	125,000	127,251
Craven County NC Certificates of Participation	4.375	06/01/2016	Aa3/AA-*	115,000	117,982
Wilmington NC Certificates of Participation	4.200	06/01/2019	Aa2/AA+*/AA@	100,000	108,242
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	Aa1/AA+*	60,000	63,557

					2,816,581
SCHOOL IMPROVEMENT BONDS
8.10% of Net Assets
Onslow County NC Limited Obligation	5.000	06/01/2023	Aa3/AA-*	250,000	298,950
Harnett County NC Certificates of Participation	3.500	06/01/2016	A1/AA*	250,000	255,175
Lincoln County NC Certificates of Participation	5.000	06/01/2016	A1/AA*/AA-@	200,000	206,336
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2/AA*/AA@	175,000	185,533
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3/AA*	150,000	167,469
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa2/AA*/AA@	150,000	158,243
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A*	125,000	131,790
Buncombe County NC Certificates of Participation	4.000	04/01/2016	Aa2/AA+*	125,000	127,321
Harnett County NC Certificates of Participation	5.000	12/01/2015	A1/AA*	125,000	125,996
Rutherford County NC Certificates of Participation	5.000	12/01/2017	A1/AA*	105,000	113,024
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2/AA*/AA@	100,000	111,983
Burke County NC Certificates of Participation	4.250	04/01/2016	A1/A*	50,000	50,953

					1,932,773
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.39% of Net Assets
NC State Capital Improvement Obligation	5.000	05/01/2021	Aa1/AA+*/AA+@	350,000	407,131
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa3/AA*	150,000	165,201
Salisbury NC Certificates of Participation	5.000	03/01/2019	A3/AA*	145,000	162,110
NC Infrastructure Finance Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	150,000	158,748
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa2/AA+*/AA+@	125,000	151,044
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1/AA+*/AA+@	120,000	128,022
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1/AA+*/AA+@	105,000	114,205

					1,286,461
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.95% of Net Assets
University NC System Pool Revenue	5.000	10/01/2015	Aa3	350,000	350,046
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	261,653
University NC System Pool Revenue Asheville Wilmington	5.000	10/01/2016	A1/AA*	230,000	240,769
University of NC at Greensboro	5.000	04/01/2025	Aa3/A*	100,000	115,333
University of NC	4.250	10/01/2021	A1	100,000	108,229
University NC Wilmington Certificates of Participation	4.000	06/01/2017	A2/AA*	100,000	105,501

					1,181,531
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.88% of Net Assets
NC Medical Care - Caromont Health	3.250	02/15/2018	A1/AA*	370,000	389,129
Charlotte-Mecklenburg NC Hospital Authority Healthcare	5.000	01/15/2018	Aa3/AA-*	200,000	211,464
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	211,250
NC Medical Care Duke University	5.000	06/01/2026	Aa2/AA*/AA@	165,000	191,620
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	160,415

					1,163,878
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.46% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	A2/AA*/A+@	310,000	348,459

LEASE REVENUE BONDS
1.14% of Net Assets
Edgecombe County NC Limited Obligation	4.000	06/01/2022	A2	250,000	273,060

AIRPORT BONDS
.91% of Net Assets
Raleigh Durham NC Airport Authority	5.000	11/01/2017	Aa3/AA-@	105,000	114,265
Charlotte NC Airport - Charlotte Douglas International	4.125	07/01/2016	Aa3/A+*/A+@	100,000	102,812

					217,077
ESCROWED TO MATURITY BONDS
.65% of Net Assets
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2017	AAApre@	70,000	74,147
Mecklenburg NC Certificate of Participation	5.000	02/01/2017		45,000	47,662
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2018	AAApre@	30,000	33,017

					154,826
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.47% of Net Assets
NC Housing Finance Agency	3.850	01/01/2017	Aa2/AA*	110,000	112,972

Total Investments 100.66% of Net Assets (cost $23,451,845) (See (a) below for further explanation)					$24,017,289

Other liabilities in excess of assets -0.66%					(157,104)

Net Assets 100%					$23,860,185

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $23,451,845 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$570,786
Unrealized depreciation	(5,342)

Net unrealized appreciation	$565,444

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1– quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	24,017,289
Level 3	Significant Unobservable Inputs	—

$24,017,289

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
41.27% of Net Assets
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000%	07/01/2030	Aa3/AA-*	$3,250,000	$3,747,510
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*/AA+@	3,085,000	3,439,240
White House Utility District TN Water and Sewer	5.000	01/01/2030	Aa3	2,505,000	2,615,270
West Wilson Utility District TN Waterworks	4.750	06/01/2028	Aa3	2,460,000	2,611,044
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2040	Aa3/AA-*	2,265,000	2,542,848
Clarksville TN Electric Systems Revenue	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,262,700
Bristol TN Electric Revenue	5.000	09/01/2038	AA-*	1,525,000	1,732,781
Harpeth Valley TN Utilities District	5.000	09/01/2032	Aa3	1,420,000	1,515,907
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2/AA+*	1,250,000	1,446,888
West Wilson Utility District TN Waterworks	5.000	06/01/2033	Aa3	1,170,000	1,317,748
White House Utility District TN Water and Sewer	5.000	01/01/2028	Aa3	1,235,000	1,293,638
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2/AA*	1,125,000	1,272,341
Columbia TN Refunded - Sewer System	5.000	12/01/2024	Aa2	1,235,000	1,245,275
Clarksville TN Electric Systems Revenue	5.000	09/01/2028	Aa2/AA-*	1,000,000	1,151,520
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,128,340
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa3/AA-@	1,000,000	1,118,900
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,114,190
Jackson TN Energy Authority Gas System Revenue Bonds	5.000	10/01/2028	Aa2	1,000,000	1,077,040
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2026	A3/AA*	1,000,000	1,061,060
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	992,979
Franklin TN Water and Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	929,760
Blount County TN Public Building Authority Local Government	5.000	06/01/2032	Aa3	750,000	794,768
Knox-Chapman TN Utility District Knox County Water and Sewer	5.250	01/01/2036	AA-*	700,000	783,566
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2031	A3/AA*	740,000	779,368
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa3/AA-*	575,000	656,133
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2033	AA+*/AA+@	500,000	587,160
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA+*/AA+@	500,000	575,965
Metropolitan Government Nashville & Davidson County Water & Sewer Revenue	5.000	07/01/2031	Aa3/AA-*	500,000	575,035
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*/AA+@	500,000	574,255
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA+*/AA+@	500,000	572,210
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA*	500,000	570,595
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa3/AA-@	500,000	567,505
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	553,925
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2/AA-*	480,000	544,248
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	294,995
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA+*/AA+@	250,000	292,618
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	292,548
Citizens Gas Utility District TN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	272,383
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2/AA+*	225,000	263,390

					45,167,646
PREREFUNDED BONDS
14.71% of Net Assets
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa2/AA*	3,000,000	3,284,250
Gallatin TN Water and Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,781,275
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa1/AA*	1,425,000	1,463,048
Clarksville TN Electric System Revenue Bonds	5.000	09/01/2032	Aa2	1,250,000	1,354,800
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2027	Aa2/AA*	1,195,000	1,280,502
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	Aa1/AA*	1,065,000	1,182,651
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,108,100
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,082,834
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1/AA*/AA+@	500,000	570,085
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*/AA+@	460,000	506,975
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	275,829
Chattanooga TN Electric Revenue	5.000	09/01/2026	AA+*/AA+@	250,000	275,363
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033		235,000	260,897
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2/AA-*	205,000	219,668
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2028	Aa2/AA*	205,000	219,668
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	AA-*	190,000	190,475
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2/AA-*	35,000	37,504

					16,093,924
PUBLIC FACILITIES REVENUE BONDS
12.68% of Net Assets
Pigeon Forge Industrial Development Board TN	5.000	06/01/2029	AA*	2,120,000	2,398,462
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3/AA-*	1,500,000	1,710,300
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2/AA-*	1,500,000	1,691,310
Pigeon Forge Industrial Development Board TN	5.000	06/01/2027	AA*	1,400,000	1,598,198
Pigeon Forge Industrial Development Board TN Public	5.000	06/01/2034	AA*	850,000	943,602
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2/AA*	800,000	919,944
Memphis Shelby County Sports Authority	5.250	11/01/2027	Aa3/AA-*/A+@	750,000	856,253
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3/AA-*	755,000	844,060
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2/AA-*	750,000	830,175
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1/A*	630,000	706,148
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	693,222
Memphis Shelby County TN Sports Authority Memphis Arena	5.250	11/01/2026	Aa3/AA-*/A+@	500,000	570,200
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2/AA-*	100,000	112,984

					13,874,858

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE
8.73% of Net Assets
Shelby County TN Health Education and Housing Facilities	5.000%	07/01/2031	Aa1/AAA@	$4,750,000	$4,890,980
Rutherford County TN Health & Educational Facilities Ascension Health	5.000	11/15/2040	Aa2/AA+*/AA+@	1,500,000	1,643,595
Shelby County TN Health Education and Housing Facilities	5.250	09/01/2027	A1/AA*	1,000,000	1,084,530
Shelby County TN Health Education and Housing Facilities	5.000	05/01/2027	A1/A+*	750,000	837,120
Jackson TN Hospital Revenue Jackson Madison County Hospital	5.000	04/01/2036	A1/A+*	500,000	553,790
Chattanooga TN Health Educational and Housing Facilities Board	5.000	01/01/2033	A2/A*/A+@	500,000	540,330

					9,550,345
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.03% of Net Assets
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1/AA*/AA+@	2,000,000	2,297,040
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2/AA*/AA+@	1,150,000	1,335,242
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2/AA*/AA+@	1,000,000	1,132,980
TN State School Bond Authority	5.000	11/01/2043	Aa1/AA*/AA+@	1,000,000	1,112,620
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A1/A+*	650,000	739,213
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2030	A1/A+*	500,000	563,420
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1/AA*/AA+@	250,000	286,930
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	225,622

					7,693,067
REFUNDING BONDS
6.71% of Net Assets
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1/AA+*/AA+@	1,200,000	1,409,532
Memphis TN Refunding General Impact	5.000	04/01/2030	Aa2/AA*	1,000,000	1,155,610
Pigeon Forge TN Refunding Series A	4.900	06/01/2028	Aa3/AA*	1,000,000	1,091,920
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2/AA+*/AA@	1,000,000	1,074,560
Memphis TN General Improvement	5.000	04/01/2034	Aa2/AA*	500,000	570,130
Memphis TN Refunding	5.000	04/01/2040	Aa2/AA*	500,000	560,605
Greene County TN General Obligation - Series B	5.000	06/01/2024	A1	505,000	520,337
Memphis TN Refunding	5.000	04/01/2033	Aa2/AA*	250,000	285,465
Memphis TN Refunding	5.000	04/01/2035	Aa2/AA*	250,000	283,665
Memphis TN General Improvement	5.000	04/01/2039	Aa2/AA*	250,000	281,288
Manchester TN Refunding General Obligation	5.000	06/01/2038	A2/AA*	100,000	113,691

					7,346,803
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.92% of Net Assets
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1/AA+*	1,105,000	1,157,156
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	555,000	577,228
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	525,000	559,073
TN Housing Development Agency	5.000	07/01/2029	Aa1/AA+*	425,000	438,392
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	295,000	303,142
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Baa2	160,000	160,006

					3,194,997
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.10% of Net Assets
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2/AA*	850,000	950,258
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3/AA-*	625,000	700,088
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	650,163

					2,300,509
SCHOOL IMPROVEMENT BONDS
2.07% of Net Assets
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,562,363
Cleveland TN General Obligation	5.000	06/01/2027	Aa3/AA*	680,000	699,863

					2,262,226
INDUSTRIAL REVENUE BONDS
0.88% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3/AA*	850,000	962,132

ESCROWED TO MATURITY BONDS
.07% of Net Assets
Johnson City TN Health & Educational Facilities Medical Center	5.000	07/01/2018	AA-*	80,000	80,254

Total Investments 99.17% of Net Assets (cost $103,106,248) (See (a) below for further explanation)					$108,526,761

Other assets in excess of liabilities .83%					909,758

Net Assets 100%					$109,436,519

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $103,106,249 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$5,507,736
Unrealized depreciation	(87,224)

Net unrealized appreciation	$5,420,512

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	108,526,761
Level 3	Significant Unobservable Inputs	—

$108,526,761

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
16.61% of Net Assets
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000%	11/01/2017	Aa3/AA-*/A+@	$275,000	$298,122
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3/AA-*	220,000	240,570
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3/AA-*	195,000	234,324
Metropolitan Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3/AA-*	190,000	229,824
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	202,190
Pigeon Forge Public Facilities	5.000	06/01/2023	AA*	150,000	173,915
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3/AA-*	125,000	149,719
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3/AA*	100,000	118,032
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3/AA-*	100,000	109,913
Metropolitan Government Nashville & Davidson County TN Convention	3.750	07/01/2018	A1/A*	100,000	106,546

					1,863,155
PREREFUNDED BONDS
15.99% of Net Assets
Chattanooga TN Electric Revenue	5.000	09/01/2021	AA+*/AA+@	400,000	440,580
Memphis TN General Obligation	5.000	05/01/2020	Aa2/AA*/AA-@	250,000	285,043
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	05/15/2019	Aa2/AA*	215,000	230,383
Metropolitan Government Nashville and Davidson County TN	5.000	01/01/2019	Aa2/AA*	200,000	218,998
Memphis TN	5.000	04/01/2024	Aa2/AA*/AA-@	200,000	213,458
Memphis TN General Improvement	5.000	04/01/2022	Aa2/AA*/AA-@	185,000	210,547
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	NR	140,000	157,571
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	05/15/2017	NR	35,000	37,522

					1,794,102
MUNICIPAL UTILITY REVENUE BONDS
13.52% of Net Assets
Chattanooga TN Electric Revenue	5.000	09/01/2023	AA+*/AA+@	250,000	305,290
Castalian Springs - Bethpage TN Waterworks	3.000	01/01/2019	A+*	260,000	268,642
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	183,437
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.250	01/01/2019	Aa2/AA*	125,000	141,744
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa3/AA-*	100,000	118,212
New Market Utility District Jefferson County TN Waterworks	4.000	06/01/2017	A3/AA*	100,000	105,261
Johnson City TN Electric Revenue	4.000	05/01/2022	Aa2/AA-*	100,000	104,466
New Market Utility District Jefferson County TN Waterworks	4.000	06/01/2016	A3/AA*	100,000	102,356
Cross Anchor TN Utility District	4.250	12/01/2016	AA*	65,000	67,605
Cross Anchor TN Utility District	4.250	12/01/2015	AA*	65,000	65,376
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2/AA*	50,000	54,229

					1,516,618
REFUNDING BONDS
12.98% of Net Assets
Memphis TN General Improvement	5.000	11/01/2023	Aa2/AA*	350,000	426,860
Unicoi County TN Refunding	5.250	04/01/2019	A1/AA-*	200,000	224,118
Rhea County TN	3.000	04/01/2018	A1	200,000	208,246
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	07/01/2021	Aa2/AA*	175,000	203,429
Polk County TN Refinancing	5.000	05/01/2020	A2	150,000	160,007
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2/AA*	110,000	121,450
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2/AA*	100,000	112,438

					1,456,548
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
11.31% of Net Assets
Tennessee State	4.000	05/01/2021	Aaa/AA+*/AAA@	340,000	365,248
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2/AA-*	175,000	198,462
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	165,848
Blount County TN Public Building Authority	4.000	06/01/2020	Aa2/AA-*	150,000	164,522
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	145,000	154,192
Gallatin County Capital Outlay Notes	4.625	01/01/2019	AA+*	100,000	111,367
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2/AA*/AA-@	100,000	108,558

					1,268,197
SCHOOL IMPROVEMENT BONDS
10.45% of Net Assets
Gibson County Special School District	5.000	04/01/2021	AA*	250,000	294,028
Rhea County TN	4.000	04/01/2025	A1	250,000	273,320
Robertson County TN School	4.000	06/01/2020	Aa3/AA*	250,000	268,195
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	226,966
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	110,172

					1,172,681
HOSPITAL AND HEALTHCARE
6.46% of Net Assets
Shelby County TN Health Education	5.250	09/01/2020	A1/AA*	400,000	437,208
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	A-*	265,000	287,575

					724,783
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.04% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2019	A+*	350,000	385,291
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	148,422
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A1/A+*	120,000	143,654

					677,367
STATE AND LOCAL MORTGAGE/HOUSING BONDS
3.31% of Net Assets
TN Housing Development Agency Homeownership Program	1.900	07/01/2019	Aa1/AA+*	225,000	227,448
TN Housing Development Agency	4.800	07/01/2024	Aa1/AA+*	140,000	143,780

					371,228

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
ESCROWED TO MATURITY BONDS
.24% of Net Assets
Claiborne County TN Public Improvement	5.000%	04/01/2017	NR	$25,000	$26,663

Total Investments 96.91% of Net Assets (cost $10,587,563) (See (a) below for further explanation)					$10,871,342

Other assets in excess of liabilities 3.09%					346,624

Net Assets 100%					$11,217,966

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $10,587,563 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$287,370
Unrealized depreciation	(3,591)

Net unrealized appreciation	$283,779

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,871,342
Level 3	Significant Unobservable Inputs	—

$10,871,342

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – INTERMEDIATE GOVERNMENT BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS U.S. Government Securities and Agencies — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
56.42% of Net Assets
Federal Farm Credit Bank	5.840%	07/20/2022	Aaa/AA+*/AAA@	$2,650,000	$3,283,532
Federal Farm Credit Bank	5.125	11/28/2022	Aaa/AA+*/AAA@	2,000,000	2,415,550
Federal Farm Credit Bank	5.250	05/10/2022	Aaa/AA+*/AAA@	2,000,000	2,408,976
Federal Farm Credit Bank	5.250	10/25/2022	Aaa/AA+*/AAA@	1,500,000	1,841,963
Federal Farm Credit Bank	5.050	12/21/2021	Aaa/AA+*/AAA@	370,000	438,171

					10,388,192
FEDERAL HOME LOAN BANK
34.62% of Net Assets
Federal Home Loan Bank	5.750	06/10/2022	Aaa/AA+*	2,000,000	2,455,220
Federal Home Loan Bank	5.365	09/09/2024	Aaa/AA+*	1,750,000	2,166,924
Federal Home Loan Bank	5.250	12/11/2020	Aaa/AA+*	985,000	1,164,226
Federal Home Loan Bank	5.000	12/10/2021	Aaa/AA+*	500,000	587,470

					6,373,840
FEDERAL NATIONAL MORTGAGE ASSOCIATION
6.82% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa/AA+*/AAA@	1,000,000	1,255,872

Total Investments 97.86% of Net Assets (cost $16,715,580) (See (a) below for further explanation)					$18,017,904

Other assets in excess of liabilities 2.14%					394,673

Net Assets 100%					$18,412,577

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $16,715,580 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,302,323
Unrealized depreciation	—

Net unrealized appreciation	$1,302,323

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$18,017,904
Level 3	Significant Unobservable Inputs	—

$18,017,904

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
32.60’% of Net Assets
Pennington County SD Certificates of Participation Build America	7.200%	06/01/2037	Aa2	$750,000	$863,665
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*/AA+@	710,000	835,414
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	583,750
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1/A*	285,000	369,713
Buncombe County NC Limited Obligation Build America	6.800	06/01/2030	Aa2/AA+*	250,000	289,675
Pompano Beach FL Certificates of Participation	5.579	01/01/2040	A1/AA-*	225,000	235,386
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2/AA+*	150,000	173,864
Franklin County OH Convention Facilities Authority	6.640	12/01/2042	Aa2/AA*	130,000	162,388
Metropolitan Government Nashville and Davidson County TN	6.731	07/01/2043	Aa3/A*	125,000	157,938
Rhode Island Convention Center	6.060	05/15/2035	Aa3/AA*/AA-@	70,000	80,062

					3,751,855
MUNICIPAL UTILITY REVENUE BONDS
26.83% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	500,000	565,385
Heber UT Light & Power Build America	7.000	12/15/2030	A2/A+@	500,000	559,635
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA*	500,000	542,555
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	487,692
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	380,625
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3/AA-*	200,000	263,138
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	112,127
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	66,985
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2/AA*	60,000	62,617
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	Aa3/AA*	40,000	47,205

					3,087,964
SCHOOL IMPROVEMENT BONDS
14.18% of Net Assets
Armstrong School District PA Build America	7.000	03/15/2041	AA*	750,000	863,303
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2/AA-*	400,000	477,228
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3/A+*	250,000	291,523

					1,632,054
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
10.69% of Net Assets
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	500,000	561,775
KY State Property & Buildings Build America	5.921	11/01/2030	Aa3/A*/A+@	250,000	295,550
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2/AA*	250,000	276,388
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	75,500
Downtown Smyrna Development Authority GA	6.900	02/01/2035	Aa2/AAA*	20,000	20,921

					1,230,134
TURNPIKES/TOLLROAD/HIGHWAY BONDS
5.17% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa3/AA-*/AA-@	300,000	341,532
Washoe County NV Highway Revenue	7.969	02/01/2040	A1/A+*	200,000	253,688

					595,220
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.68% of Net Assets
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3/AA*	250,000	281,033
Midland County TX Hospital District	6.440	05/15/2039	Aa2/AA@	120,000	142,667

					423,700
MARINA/PORT AUTHORITY REVENUE BONDS
2.24% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3/AA*	200,000	257,676

HOSPITAL AND HEALTHCARE REVENUE BONDS
1.09% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2/AA-*	100,000	125,363

Total Investments 96.47% of Net Assets (cost $9,810,421) (See (a) below for further explanation)					$11,103,966

Other assets in excess of liabilities 3.53%					406,375

Net Assets 100%					$11,510,341

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $9,810,421 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,313,603
Unrealized depreciation	(20,058)

Net unrealized appreciation	$1,293,545

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds — 100% of Net Assets September 30, 2015	UNAUDITED

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,103,966
Level 3	Significant Unobservable Inputs	—

$11,103,966

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

Item 2.	Controls and Procedures.

On October 20, 2015 the Registrant’s Executive Vice President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executives and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on October 20,2015 the Registrant’s Executive Vice President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s Executive Vice President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the first quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

/s/ Michelle M. Dragoo
By: Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date: October 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Allen E. Grimes
By: Allen E. Grimes, III, Executive Vice President
Date: October 20, 2015

/s/ Michelle M. Dragoo
By: Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date: October 20, 2015